Fair Value of Investments	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value of Investments
NOTE 3	FAIR VALUE OF INVESTMENTS
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level
 1
– Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level
 2
– Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as:

•	quoted prices for similar assets or liabilities in active markets;

•	quoted prices for identical or similar assets or liabilities in inactive markets;

•	inputs other than quoted prices that are observable for the asset or liability; or

•	inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
Level
 3
– Inputs to the valuation methodology are unobservable and significant to the fair market value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the valuation methodologies used at December 31, 2025 and 2024.
Collective Fund
– Valued at the net asset value (NAV) of units of the bank collective trust. NAV is based on the fair value of the underlying investments held by the fund less its liabilities. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the collective trust, the issuer reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.
Common Stock –
Investments in the National Grid American Depositary Receipts (which trades on the New York Stock Exchange (“NYSE”) under the symbol “NGG”) are valued according to the closing price on the NYSE.
Self-Directed Brokerage Fund –
consist primarily of mutual funds that are valued at the daily closing prices as reported by the funds. Additionally, there is a Federal Deposit Insurance Corporation (FDIC) insured interest bearing deposit account.

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31:

	2025
	Level 1	Level 2	Level 3	Total
Collective Trust Funds	$—	$6,974,366,789	$—	$6,974,366,789
Common Stock	262,752,980	—	—	262,752,980
Self-Directed Brokerage Fund	50,820,640	—	—	50,820,640

Total Investments at Fair Value	$313,573,620	$6,974,366,789	$—	$7,287,940,409

	2024
	Level 1	Level 2	Level 3	Total
Collective Trust Funds	$—	$6,084,947,800	$—	$6,084,947,800
Common Stock	220,551,271	—	—	220,551,271
Self-Directed Brokerage Fund	38,821,626	—	—	38,821,626

Total Investments at Fair Value	$259,372,897	$6,084,947,800	$—	$6,344,320,697